Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income (loss)	$ 23,719	$ (7,667)
Depletion and amortization	18,146	13,303
Royalty interest impairment (Note 5b)	0	14,241
Income tax expense	6,060	1,183
Share-based compensation	1,688	1,666
Finance expense	2,456	1,813
Unrealized foreign exchange (gain) loss	(284)	67
Unrealized (gain) loss on warrants	(1,891)	92
Income taxes paid on operating activities	(4,076)	(1,230)
Gain on amendment of royalty interest (Note 4)	(9,291)
Changes in non-cash working capital (Note 11)	(3,527)	(2,507)
Net cash provided by operating activities	33,000	20,961
Investing activities
Acquisition of royalty, stream and other interests (Note 4)	(15,436)	(73,230)
Acquisition of investments and other (Note 6)	(7,137)	(3,053)
Proceeds from amendment of royalty interest (Note 4)	12,164
Taxes paid on amendment of royalty interest (Note 4)	(2,787)
Proceeds from disposal of equity investments	568
Right of first refusal proceeds (Note 4b)	12,000
Net cash used in investing activities	(628)	(76,283)
Financing activities
Proceeds from credit facility (Note 7)	20,000	62,000
Repayment of credit facility (Note 7)	(57,000)	(5,300)
Financing costs and interest paid	(2,337)	(2,129)
Dividends paid (Note 8e)	(6,361)
Proceeds from exercise of warrants and stock options (Note 8b & 8c)	16,152	619
Net cash (used in) provided by financing activities	(29,546)	55,190
Effect of exchange rate changes on cash and cash equivalents	106	(57)
Increase (decrease) in cash and cash equivalents	2,932	(189)
Cash and cash equivalents at the beginning of the year	4,828	5,017
Cash and cash equivalents at the end of the year	$ 7,760	$ 4,828